Intangible assets - Disclosure of Customer Relationships by Operating Segment (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 605,508	€ 584,026
Business combinations
Disclosure of detailed information about intangible assets [line items]
PPA initial valuation	659,511
TFSS | Business combinations
Disclosure of detailed information about intangible assets [line items]
PPA initial valuation	610,789
AVPS | Business combinations
Disclosure of detailed information about intangible assets [line items]
PPA initial valuation	44,256
RTS | Business combinations
Disclosure of detailed information about intangible assets [line items]
PPA initial valuation	4,466
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets	10,140	15,742
Customer relationships | Business combinations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,373	12,674
Customer relationships | TFSS | Business combinations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	10,562
Customer relationships | AVPS | Business combinations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	2,112
Customer relationships | RTS | Business combinations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 4,373	€ 0